Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

Related parties

The Company’s related parties with which the Group had transactions include its affiliates, any director or executive officers of the Company and their immediate family members, as well as any shareholders owning more than 5% of the Company’s ordinary shares.

The table below sets forth the related parties and their relationships with the Group who had transaction with the Group for the six months ended June 30, 2024 and 2025:

Name	Relationship
Mr. Weidong Gu	Founder and chairman of the board of directors of the Company
Mr. Zhisheng Cheng	Vice president of the Company
Mr. Xingzhi Huang	Shareholder of the Company
Xinyu High-Tech Investment Co., Ltd.	Shareholder of the Company

Amounts due to Related parties

The amounts due to a related party are as follows:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Rental income received in advance:
Xinyu High-Tech Investment Co., Ltd.	$155	$105

Related party transactions

The transactions of related parties are as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Guarantee provided for bank short-term borrowings
Mr. Weidong Gu – Bank of China	$9,737	$9,793
Mr. Weidong Gu – Export-Import Bank of China Jiangxi Branch	-	6,086
Mr. Weidong Gu – Xinyu Rural Commercial Bank	4,173	4,197
Mr. Weidong Gu – Agricultural Bank of China	3,478	-
Mr. Zhisheng Cheng – Bank of China	9,737	9,793
Mr. Zhisheng Cheng – Export-Import Bank of China Jiangxi Branch	-	6,086
Mr. Xingzhi Huang – Bank of China	9,737	9,793
Mr. Xingzhi Huang – Export-Import Bank of China Jiangxi Branch	-	6,086
Mr. Xingzhi Huang – Agricultural Bank of China	3,478	-
Xinyu High-Tech Investment Co., Ltd. – Export-Import Bank of China Jiangxi Branch	6,051	6,086

Rental income:
Xinyu High-Tech Investment Co., Ltd.	$102	$50

Mr. Weidong Gu, Mr. Zhisheng Cheng and Mr. Xingzhi Huang also provided guarantees with their personal property for the Group’s notes payable credited by Xinyu Rural Commercial Bank Gaoxin Branch, Agricultural Bank of China Xinyu Branch and Bank of China Xinyu Branch.